Pay vs Performance Disclosure - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended			23 Months Ended
	Feb. 03, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the SEC-defined Compensation Actually Paid (“CAP”) to our named executive officers (“NEOs”) and certain of our financial performance metrics during the fiscal periods listed below.

The table below presents information on the CAP to our Chief Executive Officers, as applicable (each, a principal executive officer, or “PEO”) and the average CAP to our other NEOs in comparison to certain performance metrics for the fiscal years ended December 31, 2024 and 2023, the six-month transition period ended December 31, 2022 (“TP”) and the twelve months ended June 30, 2022. The SEC-defined CAP data set forth in the table below does not reflect amounts actually paid, earned or received by our NEOs, and the metrics are not those that the Compensation Committee uses when setting executive compensation. See the “Compensation of Directors and Executive Officers” section of this Proxy Statement for a description of the compensation setting process for our executive officers including the use of a third-party consultant by the Compensation Committee.

Grants of equity awards in the form of stock options to our executive officers are intended to incentivize future value creation and to align the long-term interests of our executive officers with stockholders. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. The ultimate values actually realized by our NEOs from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Per SEC rules, CAP is calculated by adjusting the Summary Compensation Table (“SCT”) “Total” values for the applicable period as described in the footnotes to the table.

Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (3)(4)	Compensation Actually Paid to Second PEO (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (5)	GAAP Net Loss (in thousands)
2024	$-	$5,371,889	$-	$2,180,292	$1,762,621	$936,902	$39.88	$(79,279)
2023	$671,732	$1,458,996	$776,661	$1,821,016	$1,035,029	$1,213,369	$50.00	$(46,508)
TP	$550,594	$-	$481,043	$-	$330,888	$292,595	$31.25	$(7,335)
2022	$768,694	$-	$535,513	$-	$535,188	$385,651	$38.75	$(7,272)

(1)
Lori A. Woods served as Chief Executive Officer for the TP, 2022, and in 2023 until her resignation on February 3, 2023, and is identified as First PEO in the table. Johan (Thijs) Spoor has served as Chief Executive Officer since February 5, 2023, and is identified as Second PEO in the table.
(2)
For 2024 and 2023, the Non-PEO NEOs reflect the average SCT total compensation and average CAP for Jonathan Hunt and Markus Puhlmann. For the TP and 2022, the Non-PEO NEOs reflect the average SCT total compensation and average CAP for Jennifer Streeter, our former Chief Operating Officer and Vice President and Human Resources, and William Cavanagh III, our former Chief Research and Development Officer.
(3)
CAP is computed in accordance with SEC rules by subtracting the amounts in the “Option Awards” column of the SCT for each year or period from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year or period of all awards granted during the reporting year or period that are outstanding and unvested as of the end of the reporting year or period; (ii) adding the amount equal to the change as of the end of the reporting year or period (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year or period; (iii) adding, for awards that are granted and vest in the reporting year or period, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year or period; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year or period, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year or period on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year or period. The following tables reflect the adjustments made to SCT “Total” compensation to compute CAP for our PEO and average CAP for our other NEOs:

First PEO:

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$-	$-	$-	$-	$-	$-	$-
2023	$671,732	$-	$-	$-	$-	$104,929	$776,661
TP	$550,594	$(234,764)	$127,198	$(18,864)	$58,691	$(1,812)	$481,043
2022	$768,694	$(279,648)	$65,304	$(28,175)	$69,912	$(60,574)	$535,513

Second PEO:

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$5,371,889	$(4,423,666)	$885,299	$(138,354)	$522,539	$(37,415)	$2,180,292
2023	$1,458,996	$(603,215)	$814,431	$-	$150,804	$-	$1,821,016
TP	$-	$-	$-	$-	$-	$-	$-
2022	$-	$-	$-	$-	$-	$-	$-

Other NEOs (Average):

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$1,762,621	$(1,105,917)	$221,325	$(56,487)	$130,636	$(15,276)	$936,902
2023	$1,035,029	$(246,281)	$332,516	$-	$61,570	$30,535	$1,213,369
TP	$330,888	$(118,631)	$64,275	$(12,387)	$29,658	$(1,208)	$292,595
2022	$535,188	$(186,432)	$43,536	$(16,905)	$46,608	$(36,344)	$385,651

(4)
The following summarizes the valuation assumptions used for stock option awards included as part of CAP: (i) stock option fair value was calculated using the Black-Scholes option pricing model; (ii) expected life of each stock option is based on the expected life assumption that was in effect on the original grant date less the time that had elapsed since the grant date; (iii) strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price; (iv) risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date; (v) historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date; (vi) closing prices are adjusted for dividends and splits; and (vii) annual dividend yield on each vest/fiscal year end date is 0.00% as the Company has never paid a common stock dividend.
(5)
Reflects the cumulative TSR of the Company for the one-year period ended June 30, 2022, the period from June 30, 2021 to the end of the TP on December 31, 2022, the period from June 30, 2021 to the end of fiscal year 2023 on December 31, 2023, and the period from June 30, 2021 to the end of fiscal year 2024 on December 31, 2024, assuming a $100 investment at the closing price on June 30, 2021.

Named Executive Officers, Footnote
(1)
Lori A. Woods served as Chief Executive Officer for the TP, 2022, and in 2023 until her resignation on February 3, 2023, and is identified as First PEO in the table. Johan (Thijs) Spoor has served as Chief Executive Officer since February 5, 2023, and is identified as Second PEO in the table.
(2)
For 2024 and 2023, the Non-PEO NEOs reflect the average SCT total compensation and average CAP for Jonathan Hunt and Markus Puhlmann. For the TP and 2022, the Non-PEO NEOs reflect the average SCT total compensation and average CAP for Jennifer Streeter, our former Chief Operating Officer and Vice President and Human Resources, and William Cavanagh III, our former Chief Research and Development Officer.

Adjustment To PEO Compensation, Footnote
(3)
CAP is computed in accordance with SEC rules by subtracting the amounts in the “Option Awards” column of the SCT for each year or period from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year or period of all awards granted during the reporting year or period that are outstanding and unvested as of the end of the reporting year or period; (ii) adding the amount equal to the change as of the end of the reporting year or period (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year or period; (iii) adding, for awards that are granted and vest in the reporting year or period, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year or period; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year or period, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year or period on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year or period. The following tables reflect the adjustments made to SCT “Total” compensation to compute CAP for our PEO and average CAP for our other NEOs:

First PEO:

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$-	$-	$-	$-	$-	$-	$-
2023	$671,732	$-	$-	$-	$-	$104,929	$776,661
TP	$550,594	$(234,764)	$127,198	$(18,864)	$58,691	$(1,812)	$481,043
2022	$768,694	$(279,648)	$65,304	$(28,175)	$69,912	$(60,574)	$535,513

Second PEO:

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$5,371,889	$(4,423,666)	$885,299	$(138,354)	$522,539	$(37,415)	$2,180,292
2023	$1,458,996	$(603,215)	$814,431	$-	$150,804	$-	$1,821,016
TP	$-	$-	$-	$-	$-	$-	$-
2022	$-	$-	$-	$-	$-	$-	$-

Non-PEO NEO Average Total Compensation Amount		$ 330,888	$ 1,762,621	$ 1,035,029	$ 535,188
Non-PEO NEO Average Compensation Actually Paid Amount		292,595	$ 936,902	1,213,369	385,651
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP is computed in accordance with SEC rules by subtracting the amounts in the “Option Awards” column of the SCT for each year or period from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year or period of all awards granted during the reporting year or period that are outstanding and unvested as of the end of the reporting year or period; (ii) adding the amount equal to the change as of the end of the reporting year or period (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year or period; (iii) adding, for awards that are granted and vest in the reporting year or period, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year or period; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year or period, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year or period on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year or period. The following tables reflect the adjustments made to SCT “Total” compensation to compute CAP for our PEO and average CAP for our other NEOs:

Other NEOs (Average):

	Total Compensation from SCT	Option Awards from the SCT	Value of New Unvested Awards	Change in Values for Prior Years Unvested Awards	Value of New Vested Awards	Change in Value of Prior Years Vested Awards	CAP
2024	$1,762,621	$(1,105,917)	$221,325	$(56,487)	$130,636	$(15,276)	$936,902
2023	$1,035,029	$(246,281)	$332,516	$-	$61,570	$30,535	$1,213,369
TP	$330,888	$(118,631)	$64,275	$(12,387)	$29,658	$(1,208)	$292,595
2022	$535,188	$(186,432)	$43,536	$(16,905)	$46,608	$(36,344)	$385,651

Equity Valuation Assumption Difference, Footnote
(4)
The following summarizes the valuation assumptions used for stock option awards included as part of CAP: (i) stock option fair value was calculated using the Black-Scholes option pricing model; (ii) expected life of each stock option is based on the expected life assumption that was in effect on the original grant date less the time that had elapsed since the grant date; (iii) strike price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price; (iv) risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date; (v) historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date; (vi) closing prices are adjusted for dividends and splits; and (vii) annual dividend yield on each vest/fiscal year end date is 0.00% as the Company has never paid a common stock dividend.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		31.25	$ 39.88	50	38.75
Net Income (Loss)		$ (7,335,000)	(79,279,000)	(46,508,000)	$ (7,272,000)
PEO Name	Lori A. Woods	Lori A. Woods			Lori A. Woods	Johan (Thijs) Spoor
Lori A. Woods
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 550,594		671,732	$ 768,694
PEO Actually Paid Compensation Amount		481,043		776,661	535,513
Lori A. Woods | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(234,764)			(279,648)
Lori A. Woods | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		127,198			65,304
Lori A. Woods | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,864)			(28,175)
Lori A. Woods | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		58,691			69,912
Lori A. Woods | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,812)		104,929	(60,574)
Johan (Thijs) Spoor
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,371,889	1,458,996
PEO Actually Paid Compensation Amount			2,180,292	1,821,016
Johan (Thijs) Spoor | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,423,666)	(603,215)
Johan (Thijs) Spoor | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			885,299	814,431
Johan (Thijs) Spoor | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(138,354)
Johan (Thijs) Spoor | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			522,539	150,804
Johan (Thijs) Spoor | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,415)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(118,631)	(1,105,917)	(246,281)	(186,432)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,275	221,325	332,516	43,536
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,387)	(56,487)		(16,905)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,658	130,636	61,570	46,608
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,208)	$ (15,276)	$ (30,535)	$ (36,344)